CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interests and fees on loans	$ 2,969,422	$ 2,416,240	$ 9,156,526	$ 8,774,766	$ 12,003,158	$ 10,854,752
Interests and fees on loans-related party				13,125	13,119	72,830
Interests on deposits with banks	16,922	56,906	135,416	238,372	272,782	248,262
Total interest and fees income	2,986,344	2,473,146	9,291,942	9,026,263	12,289,059	11,175,844
Interest expense
Interest expense on short-term bank loans	(274,489)	(247,272)	(897,341)	(1,069,990)	(1,298,081)	(1,237,312)
Interest expense on short-term borrowings-related party						(346,921)
Net interest income	2,711,855	2,225,874	8,394,601	7,956,273	10,990,978	9,591,611
Reversal (provision) for loan losses	340,965	(624)	(500,123)	(37,276)	(85,035)	(42,994)
Net interest income after provision for loan losses	3,052,820	2,225,250	7,894,478	7,918,997	10,905,943	9,548,617
Commissions and fees on financial guarantee services	401,984	311,351	1,175,060	1,261,145	1,667,067	1,441,942
Commissions and fees on financial guarantee services - related party						10,297
Over provision on financial guarantee services	53,661	54,218	202,361	36,230	13,714	(137,871)
Commission and fees on guarantee services, net	455,645	365,569	1,377,421	1,297,375	1,680,781	1,314,368
Net Revenue	3,508,465	2,590,819	9,271,899	9,216,372	12,586,724	10,862,985
Non-interest income
Government incentive	57,460	58,578	83,235	175,557	188,146	623,345
Other non-interest income	99,337	25,368	99,337	135,896	135,831	102,487
Total non-interest income	156,797	83,946	182,572	311,453	323,977	725,832
Non-interest expense
Salaries and employee surcharge	(167,078)	(203,496)	(511,953)	(508,900)	(1,052,199)	(838,572)
Rental expenses	(65,244)	(63,874)	(194,091)	(191,285)	(254,921)	(248,911)
Business taxes and surcharge	(103,877)	(97,275)	(361,466)	(367,862)	(472,216)	(528,286)
Other operating expenses	(580,233)	(246,342)	(1,450,603)	(768,874)	(1,111,930)	(480,587)
Total non-interest expense	(916,432)	(610,987)	(2,518,113)	(1,836,921)	(2,891,266)	(2,096,356)
Income Before Taxes	2,748,830	2,063,778	6,936,358	7,690,904	10,019,435	9,492,461
Income tax expense	(387,561)	(149,228)	(1,041,398)	(1,120,306)	(1,706,966)	(1,190,556)
Net Income	2,361,269	1,914,550	5,894,960	6,570,598	8,312,469	8,301,905
Net income attributable to Common Stock shareholders	(1,608,769)	(1,914,550)	(5,142,460)	(6,570,598)
Earnings per Share- Basic and Diluted	$ 0.17	$ 0.23	$ 0.56	$ 0.86	$ 1.044	$ 1.142
Weighted Average Shares Outstanding-Basic and Diluted	9,692,533	8,285,815	9,233,381	7,611,688	7,960,662	7,270,920
Net income	2,361,269	1,914,550	5,894,960	6,570,598	8,312,469	8,301,905
Other comprehensive income
Foreign currency translation adjustment	452,537	(54,195)	1,880,603	359,867	471,501	2,163,403
Comprehensive Income	$ 2,813,806	$ 1,860,355	$ 7,775,563	$ 6,930,465	$ 8,783,970	$ 10,465,308
Preferred Class A Stocks [Member]
Non-interest expense
Amortization of beneficial conversion feature relating to convertible Preferred Shares	(372,500)		(372,500)
Preferred Class B Stocks [Member]
Non-interest expense
Amortization of beneficial conversion feature relating to convertible Preferred Shares	(380,000)		(380,000)